Long-Term Debt - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended						3 Months Ended			12 Months Ended							1 Months Ended			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Sep. 30, 2013	Dec. 14, 2012	Dec. 31, 2011	May 31, 2008	Dec. 31, 2012 2.125% Convertible Senior Notes, due July 2012 Repayment of Debt [Member]	Sep. 30, 2012 2.125% Convertible Senior Notes, due July 2012 Repayment of Debt [Member]	Jul. 05, 2007 2.125% Convertible Senior Notes, due July 2012 Repayment of Debt [Member]	Dec. 14, 2012 Secured Debt [Member]	Apr. 30, 2011 Secured Debt [Member]	Sep. 30, 2013 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2011 Secured Debt [Member]	May 15, 2008 Secured Debt [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2012 Existing Credit Agreement [Member]	Jul. 30, 2013 Unsecured Debt [Member]	Jul. 19, 2013 Subsequent Event [Member] Unsecured Debt [Member]	Apr. 18, 2013 ITS [Member]	Sep. 30, 2013 ITS [Member]	Jul. 30, 2013 Unsecured Debt [Member]	Dec. 31, 2012 Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]	Dec. 31, 2011 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 ( issued march 22, 2010) [Member]	Dec. 31, 2012 9.625% Senior Notes due 2013 [Member]	Dec. 31, 2012 Senior secured revolving credit facility (Revolver) [Member]	Apr. 30, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Sep. 30, 2013 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Apr. 25, 2012 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	Dec. 31, 2011 9.125% Senior Notes, due April 2018 (Issued April 25, 2012) [Member]	May 31, 2012 2.125% Convertible Senior Notes due July 2012 [Member]	Dec. 31, 2012 2.125% Convertible Senior Notes due July 2012 [Member]	May 09, 2012 2.125% Convertible Senior Notes due July 2012 [Member]	Sep. 30, 2012 2.125% Convertible Senior Notes due July 2012 [Member] 2.125% Convertible Senior Notes, due July 2012 Repayment of Debt [Member]	Dec. 31, 2012 2.125% Convertible Senior Notes, due July 2012 [Member]	Jul. 15, 2012 2.125% Convertible Senior Notes, due July 2012 [Member]	Dec. 31, 2011 2.125% Convertible Senior Notes, due July 2012 [Member]	Sep. 30, 2013 Term Note [Member]	Dec. 31, 2012 Term Note [Member]	Dec. 31, 2011 Term Note [Member]	Dec. 31, 2012 Term Note [Member]	Dec. 31, 2011 Term Note [Member]	Dec. 14, 2012 Term Note [Member] Secured Debt [Member]	May 31, 2008 Term Note [Member] Secured Debt [Member]	Sep. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2012 7.50% Senior Notes, due August 2020 [Member]	Apr. 18, 2013 Goldman Term Loan [Member] Secured Debt [Member]	Sep. 30, 2013 Term Note Due April 2018 [Member] ITS [Member]	Jul. 30, 2013 Term Note Due April 2018 [Member] ITS [Member]	Sep. 30, 2013 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 [Member]	Mar. 22, 2010 9.125% Senior Notes, due April 2018 [Member]
Debt Instrument [Line Items]
Debt premium		$ 4,200,000																																		$ 5,000,000
2013		11,000,000
2014		10,900,000
2015		10,800,000
2016		10,700,000
2017 and thereafter		435,800,000
Aggregate principal amount										125,000,000																				300,000,000						125,000,000						125,000,000		125,000,000									225,000,000		125,000,000					300,000,000
Percentage of notes guaranteed by restricted subsidiaries									2.125%																			9.125%	9.125%		9.625%				9.125%		9.125%				2.125%	2.125%		2.125%								7.50%	7.50%			7.50%		9.125%	9.125%
Repayments of debt																															225,000,000	42,000,000
Par value of senior notes																																	104.00%
Gross proceeds of aggregate principal amount additional issued																																	130,000,000
Repurchase of Convertible senior notes																																								122,900,000
Notes paid off																																											2,100,000
Debt issuance costs																								5,400,000										11,600,000	11,600,000				3,600,000
Debt issuance cost, Net of amortization																																		8,100,000	7,600,000
Percentage of the aggregate principal amount redeemed																												35.00%
Percentage of redemption price before notice																												109.125%
Percentage of redemption price after notice																												104.563%																														104.563%
Percentage of repurchase																												101.00%																														101.00%
Redemption date																												Apr. 01, 2014																														Apr. 01, 2014
Tender offer price for each 1000 principal amount of 2.125% notes																																						1,003.27
Unit for which the tender offer price of 2.125% notes is calculated																																						1,000
One time debt extinguishment cost																																						1,800,000
Number of common shares under call options								9,027,713
Strike price of common stock shares								$ 18.29
Amortization period of debt issuance cost																																							5 years
Senior secured credit facility											80,000,000					80,000,000																																		50,000,000	50,000,000
Increase in the amount of term loan or revolving credit facility											50,000,000	50,000,000									45,000,000				45,000,000
Aggregate commitment amount					180,000,000		180,000,000															250,000,000
Maturity of credit facility																		Dec. 14, 2017								Dec. 14, 2017	May 14, 2013
Variation in applicable rate for LIBOR Rate Loan																	2.50%	2.50%		2.75%
Variation in applicable rate for LIBOR Rate Loan																	3.00%	3.00%		3.25%
Variation in applicable rate for Base Rate Loan																	1.50%	1.50%		1.75%
Variation in applicable rate for Base Rate Loan																	2.00%	2.00%		2.25%
Revolving loan outstanding													0	50,000,000	61,000,000		0	0	0
Letters of credit outstanding																	3,800,000	4,500,000	2,700,000
Term Loan																																														50,000,000		50,000,000
Principal payments																																													2,500,000	2,500,000	6,000,000
Base rate plus													2.00%	2.00%	2.25%
LIBOR Plus													3.00%	3.00%	3.25%																																	3.21%	3.55%
Deferred acquisition costs																																																								5,200,000	5,300,000
Redemption amount percentage of principal																																																					35.00%
Redemption price																																																					107.50%
Redemption price after year three																																																					103.75%
Redemption price afer year five																																																					101.00%
Amortization of premium																																		4,000,000
Proceeds from issuance of term note																							225,000,000
Payments of debt extinguishment costs	519,000	555,000	7,466,000																																																				5,200,000
Line of credit facility quarterly decrease in borrowing capacity																						2,500,000
Line of credit facility, maximum borrowing capacity in year two																						42,500,000
Line of credit facility, maximum borrowing capacity in year three																						37,500,000
Long-term Debt		$ 479,205,000		$ 653,968,000		$ 482,723,000																						$ 300,000,000	$ 300,000,000						$ 129,205,000									$ 121,723,000		$ 50,000,000	$ 61,000,000	$ 50,000,000	$ 61,000,000			$ 225,000,000		$ 0		$ 125,000,000		$ 428,968,000	$ 429,205,000